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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/16

Item 1. Schedule of Investments.

Invesco Senior Loan Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2016

invesco.com/us	VK-SLO-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–99.18%(b)(c)

Aerospace & Defense–3.15%

Abacus Innovations Corp., Term Loan B	3.36%	08/16/2023	$3,246	$3,273,086
BE Aerospace, Inc., Term Loan	3.86%	12/16/2021	302	303,606
Cadence Aerospace, LLC, Term Loan	7.00%	05/09/2018	3,135	3,056,669
Camp International Holding Co., First Lien Term Loan	4.75%	08/18/2023	1,747	1,750,196
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022	1,415	1,316,387
IAP Worldwide Services, Revolver Loan (Acquired 08/05/2014; Cost $1,350,691) (d)	0.00%	07/18/2018	1,351	1,323,677
Revolver Loan (Acquired 08/05/2014; Cost $150,076)	8.50%	07/18/2018	150	147,075
Second Lien Term Loan	8.00%	07/18/2019	1,734	1,629,849
Transdigm Inc., Term Loan C	3.75%	06/09/2023	6,001	6,023,957
Term Loan D	3.83%	06/04/2021	2,895	2,907,469
Term Loan E	3.75%	05/16/2022	4,514	4,535,393
				26,267,364

Air Transport–0.60%

Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017	1,227	1,208,142
Gol Luxco S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	2,998	3,069,167
United Airlines, Inc., Term Loan B-1	3.50%	09/15/2021	735	741,174
				5,018,483

Automotive–2.60%

Allison Transmission, Inc., Term Loan	3.25%	09/23/2022	1,741	1,759,218
BBB Industries US Holdings, Inc., Second Lien Term Loan	9.75%	11/03/2022	602	584,618
Britax Group Ltd., Term Loan	4.50%	10/15/2020	519	447,090
CH Hold Corp., Term Loan B (Acquired 09/09/2016-09/26/2016; Cost $1,347,280)	6.25%	11/20/2019	1,345	1,344,768
Dealer Tire, LLC, Term Loan	4.75%	12/22/2021	22	22,614
FCA US LLC, Term Loan	3.50%	05/24/2017	608	609,897
Federal-Mogul Corp., Term Loan B	4.00%	04/15/2018	1,424	1,413,362
Term Loan C	4.75%	04/15/2021	6,807	6,635,279
Fram Group Holdings, Inc., First Lien Term Loan	7.00%	07/29/2017	690	684,875
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.86%	04/30/2019	975	983,872
Innovative Xcessories & Services LLC, Term Loan (e)	—	11/29/2022	438	440,161
Key Safety Systems, Inc., Term Loan	5.50%	08/29/2021	294	295,293
Midas Intermediate Holdco II, LLC, Incremental Term Loan	4.50%	08/18/2021	84	85,105
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/2021	509	509,871
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020	1,677	1,677,996
Transtar Holding Co., First Lien Term Loan(e)	—	10/09/2018	4,308	2,940,245
Second Lien Term Loan(e)	—	10/09/2019	1,271	19,072
Wand Intermediate I L.P., First Lien Term Loan	4.75%	09/17/2021	430	435,853
Second Lien Term Loan	8.50%	09/17/2022	813	789,021
				21,678,210

Beverage and Tobacco–0.23%

Constellation Brands Canada, Inc. (Canada), Term Loan B-1 (e)	—	11/15/2023	459	462,966
Culligan Holding, Inc., Term Loan B-1 (e)	—	11/16/2023	640	642,730
Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021	830	780,004
				1,885,700

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Building & Development–2.11%

American Builders & Contractors Supply Co., Inc., Term Loan	3.50%	10/31/2023		$2,706	$2,721,629
Beazer Homes USA, Inc., Second Lien Term Loan B (Acquired 03/15/2016; Cost $784,276)	6.75%	03/11/2018		792	788,167
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020		1,006	1,016,261
Forterra Finance, LLC, Second Lien Term Loan	6.00%	10/25/2023		971	972,898
HD Supply, Inc., Term Loan B-1(e)	—	08/13/2021		293	294,306
Term Loan B-2	3.63%	10/17/2023		1,550	1,560,304
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan (Acquired 07/16/2012; Cost $19,114) (d)	0.00%	02/28/2017		19	7,837
PIK Exit Revolver Loan (Acquired 07/19/2010-03/31/2016; Cost $239,046)(f)	5.00%	02/28/2017		239	98,009
Mueller Water Products, Inc., Term Loan	4.03%	11/25/2021		60	60,995
Quikrete Holdings, Inc., First Lien Term Loan (e)	—	11/03/2023		4,798	4,817,531
Re/Max LLC, Term Loan	4.00%	07/31/2020		2,185	2,185,571
Realogy Group LLC, Term Loan B	3.75%	07/20/2022		2,469	2,493,664
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/2014-07/15/2016; Cost $399,116)(f)	12.00%	03/07/2018		398	55,746
PIK Term Loan B (Acquired 03/07/2014-10/19/2016; Cost $399,513)(f)	6.50%	02/28/2019		638	0
WireCo WorldGroup, Inc., Term Loan	6.50%	09/30/2023		503	508,715
					17,581,633

Business Equipment & Services–9.42%

Allied Universal HoldCo LLC, Delayed Draw Term Loan (d)	0.00%	07/28/2022		153	152,588
Delayed Draw Term Loan	5.50%	07/28/2022		156	157,550
First Lien Incremental Term Loan	5.50%	07/28/2022		1,548	1,563,098
Alorica Inc., Term Loan B	5.50%	06/30/2022		1,384	1,463,604
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/2019		581	584,174
Incremental Term Loan B-2	4.34%	07/08/2020		6,418	6,448,689
Incremental Term Loan B-5	4.75%	11/03/2023		1,699	1,712,712
Second Lien Term Loan	8.50%	03/03/2021		7,485	7,586,727
Brickman Group Ltd. LLC, Revolver Loan(d)	0.00%	12/18/2018		418	386,515
Second Lien Term Loan	7.50%	12/17/2021		768	769,138
Caraustar Industries, Inc., Incremental Term Loan	8.00%	05/01/2019		412	418,607
Term Loan	8.00%	05/01/2019		1,182	1,200,713
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/2022		1,544	1,073,288
Term Loan B	4.50%	04/09/2021		2,739	2,321,204
Cotiviti Corp., Term Loan A (Acquired 09/27/2016; Cost $943,129)	4.11%	09/28/2021		947	943,023
Term Loan B	3.61%	09/28/2023		243	243,404
CRCI Holdings Inc., Term Loan	6.50%	08/31/2023		1,033	1,034,336
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/2019		1,605	1,150,371
Second Lien Term Loan	8.75%	12/21/2020		826	379,892
Dream Secured Bondco AB (Sweden), Term Loan B-1-A	4.50%	10/21/2022	EUR	892	961,274
Equinix, Inc., Term Loan B (Acquired 12/08/2015; Cost $319,119)	4.00%	01/08/2023		320	323,023
First Data Corp., Term Loan	3.58%	03/24/2021		14,725	14,811,454
Term Loan	4.33%	07/10/2022		104	104,452
Genesys Telecom Holdings, U.S., Inc., Term Loan B(e)	—	12/01/2023	EUR	368	390,404
Term Loan B(e)	—	12/01/2023		3,234	3,258,359
Global Payments Inc., Term Loan B	3.11%	04/22/2023		572	577,759
Hillman Group Inc., Term Loan	4.50%	06/30/2021		1,539	1,544,972

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)			Value

Business Equipment & Services–(continued)

Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022	$		26	$24,200
KAR Auction Services, Inc., Term Loan B-2(e)	—	03/11/2021			229	231,239
Term Loan B-3	4.38%	03/09/2023			2,349	2,380,821
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/2022			2,031	1,927,742
Term Loan	4.25%	07/25/2021			336	333,841
Kronos Inc., Term Loan	5.00%	11/01/2023			1,614	1,619,835
Lonestar Intermediate Super Holdings, LLC, Term Loan	10.00%	08/31/2021			2,421	2,448,242
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022			432	409,275
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019			5,409	5,362,532
TaxAct, Inc., Term Loan	7.00%	12/31/2022			1,107	1,115,336
TNS Inc., Second Lien Term Loan	9.00%	08/14/2020			209	207,317
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021			2,974	2,993,122
U.S. Security Associates Holdings, Inc., Term Loan	6.00%	07/14/2023			1,164	1,167,623
Ventia Deco LLC, Term Loan B	5.00%	05/21/2022			965	977,779
Wash MultiFamily Acquisition Inc., First Lien Term Loan	4.25%	05/13/2022			161	158,503
First Lien Term Loan	4.25%	05/13/2022			917	905,061
Second Lien Term Loan	8.00%	05/12/2023			121	119,546
Second Lien Term Loan	8.00%	05/14/2023			21	20,938
West Corp., Term Loan B-12	3.75%	06/17/2023			1,381	1,388,429
WEX Inc., Term Loan B	4.25%	07/01/2023			3,074	3,110,467
						78,463,178

Cable & Satellite Television–4.12%

Altice US Finance I Corp., Term Loan B	3.88%	01/25/2025			536	539,337
Block Communications, Inc., Term Loan B (Acquired 11/04/2014; Cost $684,710)	4.09%	11/07/2021			687	694,076
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023			4,393	4,440,599
CSC Holdings, LLC, Term Loan	3.88%	10/09/2024			5,284	5,328,874
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020			693	695,823
Term Loan B-2(e)	—	12/18/2020			1,644	1,649,867
Mediacom Illinois, LLC, Term Loan G	3.50%	06/30/2021			66	66,526
Numericable-SFR S.A. (France), Term Loan B-10	3.75%	01/14/2025		EUR	828	883,410
Term Loan B-10(e)	—	01/14/2025			4,125	4,120,965
Telenet Finance USD LLC, Term Loan AE	3.25%	01/31/2025		EUR	254	271,241
Term Loan AF	3.55%	01/31/2025			1,448	1,447,617
UPC Financing Partnership, Term Loan AN	4.08%	08/31/2024			7,823	7,867,939
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/2023			4,094	4,122,512
WaveDivision Holdings, LLC, Term Loan	4.00%	10/14/2019			250	250,972
WideOpenWest Finance LLC, Term Loan B	4.50%	08/19/2023			1,952	1,958,081
						34,337,839

Chemicals & Plastics–2.43%

Chemours Co. (The), Term Loan B	3.75%	05/12/2022			419	415,242
Colouroz Investment LLC (Germany), First Lien Term Loan B-2	4.50%	09/07/2021			2,101	2,100,856
Second Lien Term Loan B-2	8.25%	09/05/2022			3,806	3,710,764
Term Loan C	4.50%	09/07/2021			347	347,296
Constantinople Acquisition GmbH (Austria), Term Loan B-2-A	4.00%	04/30/2022			197	197,899
HII Holding Corp., First Lien Term Loan	4.25%	12/20/2019			402	403,592
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018			2,064	2,070,167

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)

MacDermid, Inc., Term Loan C-4(e)	—	06/07/2020	EUR	372	$398,923
Term Loan B-4	5.00%	06/07/2023		$864	872,818
Term Loan B-5(e)	—	06/07/2020		78	78,915
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		2,980	2,905,306
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		4,137	3,964,549
Prolampac IPG Borrower LLC, Term Loan	5.00%	11/18/2023		664	669,287
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		345	342,244
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		963	963,185
Versum Materials, Term Loan	3.34%	09/30/2023		805	812,658
					20,253,701

Clothing & Textiles–1.11%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan	5.50%	05/27/2021		2,429	2,433,310
Second Lien Term Loan	9.50%	05/27/2022		1,248	1,226,630
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		3,139	3,064,309
Oak Parent, Inc., Term Loan	5.50%	10/26/2023		1,262	1,267,039
Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B	4.00%	08/01/2023		901	912,690
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021		372	375,745
					9,279,723

Conglomerates–0.05%

Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021		422	422,347
Spectrum Brands, Inc., Term Loan B	3.29%	06/23/2022		12	12,467
					434,814

Containers & Glass Products–2.29%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022		435	435,848
Term Loan	4.50%	10/01/2021		750	755,044
Berry Plastics Group, Inc., Term Loan G	3.50%	01/06/2021		1,021	1,024,719
BWAY Holding Co., Term Loan	5.50%	08/14/2020		79	78,799
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019		46	45,274
Duran Group (Germany),
Term Loan C (Acquired 07/15/2015; Cost $1,266,952)	8.25%	11/28/2019		1,267	1,260,617
Term Loan D-2 (Acquired 09/20/2016; Cost $6,121,634)	8.51%	11/28/2019		6,151	6,119,823
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan(e)	—	10/19/2023		891	895,603
Second Lien Term Loan(e)	—	10/19/2024		166	167,864
Hoffmaster Group, Inc., First Lien Term Loan	5.50%	11/21/2023		1,337	1,340,936
Keter Group B.V. (Netherlands), Term Loan B-1	5.25%	10/31/2023	EUR	432	455,685
Multi Packaging Solutions, Inc., Term Loan D	4.25%	10/14/2023		430	430,981
Ranpak Corp.,
Second Lien Term Loan	8.25%	10/03/2022		237	223,992
Term Loan B-1	4.25%	10/01/2021		327	325,610
Reynolds Group Holdings Inc., Term Loan	4.25%	02/05/2023		3,483	3,505,785
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		616	614,971
TricorBraun, Inc.,
Delayed Draw Term Loan(e)	—	11/30/2023		126	126,552
Term Loan(e)	—	11/30/2023		1,263	1,265,518
					19,073,621

Cosmetics & Toiletries–0.65%
Coty Inc., Term Loan B	3.09%	10/27/2022		1,205	1,206,944
Galleria Co., Term Loan B	3.75%	01/26/2023		2,685	2,699,051
Revlon Consumer Products Corp., Term Loan B	4.25%	09/07/2023		1,496	1,499,771
					5,405,766

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Drugs–1.39%

BPA Laboratories, First Lien Term Loan	3.39%	04/29/2020		$ 2,466	$2,182,707
Second Lien Term Loan	3.39%	04/29/2020		2,144	1,501,135
Endo Pharmaceuticals Holdings Inc., Incremental Term Loan B	3.75%	09/25/2022		370	368,609
Grifols Worldwide Operations USA, Inc., Term Loan B	3.46%	02/27/2021		2,908	2,934,297
Valeant Pharmaceuticals International, Inc. (Canada), Series C-2, Term Loan B	5.25%	12/11/2019		3,010	2,985,444
Series F-1, Term Loan B	5.50%	04/01/2022		1,589	1,578,025
					11,550,217

Ecological Services & Equipment–0.32%

Advanced Disposal Services Inc., Term Loan B-3	0.00%	11/10/2023		487	487,507
Casella Waste Systems, Inc., Term Loan	4.00%	10/17/2023		466	468,003
PHM France Holdco 19 SAS (France), Term Loan B-2	3.75%	10/30/2020	EUR	67	72,092
PSSI Holdings LLC, Term Loan	0.00%	11/25/2021		263	264,190
Waste Industries USA, Inc., Term Loan B	3.50%	02/27/2020		482	483,952
WCA Waste Corp., Term Loan	4.00%	08/11/2023		884	885,236
					2,660,980

Electronics & Electrical–13.65%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		6,078	5,759,258
Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B-3	3.54%	02/01/2023		12,235	12,365,902
Blackboard, Inc., Term Loan B-4	6.00%	06/30/2021		2,996	2,980,977
Cavium, Inc., Term Loan B	3.75%	08/16/2022		1,021	1,030,171
CommScope, Inc., Term Loan 5	3.25%	12/29/2022		2,496	2,522,876
Compuware Corp., Term Loan B-1	6.25%	12/15/2019		338	339,307
Cortes NP Acquisition Corp., Term Loan (e)	—	11/30/2023		3,398	3,369,173
Dell International LLC, Term Loan A-2	2.86%	09/07/2021		3,706	3,667,725
Term Loan B	4.00%	09/07/2023		7,489	7,568,493
Deltek, Inc., Term Loan	5.00%	06/25/2022		1,639	1,648,440
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021		1,439	1,440,240
Diebold, Inc., Term Loan B	5.25%	11/06/2023		2,296	2,336,668
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/2023		290	292,004
Interoute Finco PLC (Luxembourg), Term Loan (e)	—	11/14/2023	EUR	312	334,261
Lattice Semiconductor Corp., Term Loan (Acquired 03/10/2015-05/15/2015; Cost $1,554,481)	5.51%	03/10/2021		1,564	1,563,512
Lully Finance LLC, First Lien Term Loan B-4(e)	—	10/16/2022	EUR	490	525,169
Second Lien Term Loan B-1	9.50%	10/16/2023		655	652,152
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		3,134	3,160,109
MACOM Technology Solutions Holdings, Inc., Term Loan	4.63%	05/07/2021		651	656,346
Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,214	1,217,757
Meter Reading Holding, LLC, Term Loan	6.75%	08/29/2023		1,741	1,763,075
Micron Technology, Inc, Term Loan	4.36%	04/26/2022		875	886,090
Microsemi Corp., Term Loan B	3.75%	01/15/2023		1,898	1,912,964
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		1,082	1,060,688
MKS Instruments, Inc., Term Loan B-1	4.25%	05/01/2023		1,275	1,284,906
MSC Software Corp., First Lien Term Loan	5.00%	05/29/2020		147	147,413
Second Lien Term Loan (Acquired 05/28/2014; Cost $475,355)	8.50%	06/01/2021		478	473,653
MTS Systems, Term Loan B	5.00%	07/05/2023		1,027	1,038,453
Natel Engineering Co., Inc., Term Loan (Acquired 04/06/2015-05/15/2015; Cost $1,263,622)	6.75%	04/10/2020		1,271	1,277,538
NeuStar, Inc., Term Loan A	3.86%	01/22/2019		2,597	2,613,481
NXP B.V., Term Loan F	3.41%	12/07/2020		52	51,752
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019		1,232	1,236,784
Omnitracs, Inc., Second Lien Term Loan	8.75%	05/25/2021		131	125,649
ON Semiconductor Corp., Term Loan	3.78%	03/31/2023		7,761	7,822,877
Quest Software US Holdings Inc., Term Loan	7.00%	10/31/2022		3,874	3,882,755

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)

Rocket Software, Inc., Second Lien Term Loan	10.50%	10/14/2024		$412	$414,565
Term Loan	5.25%	10/14/2023		2,113	2,124,215
RP Crown Parent, LLC, Term Loan	4.50%	10/12/2023		638	642,591
SolarWinds Holdings, Inc., Term Loan	5.50%	02/03/2023		3,692	3,725,305
SS&C Technologies Inc., Term Loan B-1	4.00%	07/08/2022		1,804	1,819,636
Term Loan B-2	4.00%	07/08/2022		208	209,958
Sybil Software LLC, Term Loan	5.00%	09/30/2022		3,966	4,013,709
Tempe Holdco Corp., Term Loan B (e)	—	12/01/2023		1,889	1,893,035
TTM Technologies, Inc., Term Loan B	5.25%	05/31/2021		632	635,100
Veritas US Inc., Term Loan B-1	6.63%	01/27/2023	EUR	2,322	2,236,366
Term Loan B-1	6.63%	01/27/2023		7,212	6,507,346
VF Holding Corp., Term Loan	4.75%	06/30/2023		1,308	1,314,743
Western Digital Corp., Term Loan B-1	4.50%	04/29/2023		7,457	7,555,139
Zebra Technologies Corp., Term Loan	4.09%	10/27/2021		1,522	1,531,647
					113,631,973
Equipment Leasing–0.12%

IBC Capital US LLC, Term Loan	4.98%	09/09/2021		1,014	1,001,722
Financial Intermediaries–1.86%

Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		245	247,183
iPayment Inc., Term Loan	6.75%	05/08/2017		4,784	4,604,656
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		9	8,640
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		4,781	4,688,692
RJO Holdings Corp., Term Loan	7.36%	12/10/2017		5,077	4,378,902
RPI Finance Trust, Term Loan B-5	3.18%	10/14/2022		381	384,937
Stiphout Finance LLC, Second Lien Term Loan (Acquired 07/23/2015; Cost $46,605)	9.00%	10/26/2023		47	46,340
Term Loan	4.75%	10/26/2022		144	145,040
TMF Group Holdco B.V. (Netherlands), Term Loan B (e)	—	09/30/2023	EUR	882	950,359
					15,454,749
Food & Drug Retailers–1.20%

Adria Group Holding B.V. (Netherlands), Term Loan (e)	—	06/04/2018	EUR	1,762	1,579,510
Albertson’s, LLC, Term Loan B-4	4.50%	08/25/2021		7,461	7,481,217
Term Loan B-6	4.75%	06/22/2023		45	44,924
Pret A Manger (United Kingdom), Term Loan B-2	5.26%	06/20/2022	GBP	500	629,704
Rite Aid Corp., Second Lien Term Loan 1	5.75%	08/21/2020		73	73,151
Second Lien Term Loan 2	4.88%	06/21/2021		218	219,723
					10,028,229
Food Products–3.76%

AdvancePierre Foods, Inc., Term Loan B	4.50%	06/02/2023		3,266	3,283,168
Candy Intermediate Holdings, Inc., Term Loan	5.50%	06/15/2023		1,829	1,832,162
Chefs’ Warehouse Parent, LLC, Delayed Draw Term Loan (e)	—	06/22/2022		38	38,036
Term Loan	6.75%	06/22/2022		830	828,459
CSM Bakery Supplies LLC, First Lien Term Loan	5.00%	07/03/2020		35	29,594
Second Lien Term Loan	8.75%	07/03/2021		1,430	1,108,444
Dole Food Co., Inc., Term Loan B	4.61%	11/01/2018		2,878	2,890,538

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Food Products–(continued)

Hearthside Group Holdings, LLC,
Revolver Loan (d)	0.00%	06/02/2019		$832	$829,352
Revolver Loan	3.53%	06/02/2019		738	735,463
Hostess Brands, LLC, Term Loan B (e)	—	08/03/2022		65	65,260
Jacobs Douwe Egberts International B.V., Term Loan B-1	3.25%	07/02/2022		2,567	2,577,033
JBS USA, LLC,
Incremental Term Loan	4.00%	10/30/2022		4,010	4,017,183
Term Loan	3.75%	05/25/2018		3,068	3,075,515
Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		7,120	7,223,348
Post Holdings, Inc., Revolver Loan (d)	0.00%	01/29/2019		2,094	2,092,858
Shearer’s Foods, LLC,
First Lien Term Loan (Acquired 06/19/2014; Cost $447,721)	4.94%	06/30/2021		448	449,573
Second Lien Term Loan	7.75%	06/30/2022		250	230,440
					31,306,426

Food Service–1.63%

Focus Brands, Inc., Term Loan	5.00%	10/05/2023		357	362,680
Landry’s, Inc., Term Loan B	4.00%	10/04/2023		1,273	1,282,714
Pizza Hut Holdings, LLC, Term Loan B	3.30%	06/16/2023		1,135	1,148,164
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		321	322,973
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/2014; Cost $1,239,734)	8.75%	02/28/2019		1,262	1,211,948
Steak ‘n Shake Inc., Term Loan	4.75%	03/19/2021		1,098	1,093,966
TMK Hawk Parent, Corp., Second Lien Term Loan (Acquired 10/01/2014; Cost $633,549)	8.50%	10/01/2022		638	631,829
US Foods, Inc., Second Lien Incremental Term Loan	3.75%	06/27/2023		7,419	7,472,269
					13,526,543

Health Care–4.10%

Acadia Healthcare Co., Inc.,
Incremental Term Loan B	3.75%	02/11/2022		634	635,245
Term Loan B-2	3.75%	02/16/2023		1,925	1,934,691
BSN Medical Luxembourg Holding S.a.r.l. (Luxembourg), Second Lien Term Loan (Acquired 05/10/2016; Cost $1,446,185 )	8.00%	07/23/2024	EUR	1,250	1,324,812
CareCore National, LLC, Term Loan	5.50%	03/05/2021		1,402	1,377,453
Community Health Systems, Inc.,
Incremental Term Loan F	4.16%	12/31/2018		1,884	1,829,261
Incremental Term Loan G	3.75%	12/31/2019		378	358,530
Revolver Loan (d)	0.00%	01/27/2019		667	647,458
Revolver Loan	3.41%	01/27/2019		176	171,073
Convatec Inc., Term Loan B	3.25%	10/25/2023		268	269,761
DJO Finance LLC, Term Loan	4.25%	06/07/2020		1,614	1,553,708
Envision Healthcare Corp., Term Loan (e)	—	12/01/2023		1,822	1,828,023
Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		682	689,256
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		1,127	1,123,710
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,544	1,528,545
HCA Inc.,
Term Loan B-6	3.86%	03/18/2023		591	596,562
Term Loan B-7	3.59%	02/15/2024		674	679,208
inVentiv Group Holdings, Inc., Term Loan	4.75%	11/09/2023		1,830	1,837,552
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		497	494,154
Kinetic Concepts, Inc., Term Loan F-1	5.00%	11/04/2020		2,927	2,884,438
MPH Acquisition Holdings LLC, Term Loan B	5.00%	06/07/2023		5,446	5,516,781
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		935	924,382
Surgical Care Affiliates, Inc., Term Loan	3.75%	03/17/2022		1,643	1,650,639
Unilabs Diagnostics AB (Sweden),
Revolver Loan (d)	0.00%	03/31/2021	EUR	768	813,977
Term Loan B	4.25%	10/01/2021	EUR	635	682,846
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,766	2,755,928
					34,107,993

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Home Furnishings–0.58%

Serta Simmons Bedding, LLC, Term Loan (e)	—	11/08/2023		$4,856	$4,848,990

Industrial Equipment–1.62%

Accudyne Industries LLC, Revolver Loan (d)	0.00%	09/13/2019		2,365	2,027,153
Term Loan	4.00%	12/13/2019		2,419	2,172,509
Crosby US Acquisition Corp., First Lien Term Loan	4.00%	11/23/2020		2,847	2,436,663
Second Lien Term Loan	7.00%	11/22/2021		1,081	754,979
Doosan Bobcat Inc., Term Loan B	4.50%	05/28/2021		922	931,106
Filtration Group Corp., First Lien Term Loan	4.25%	11/20/2020		552	553,695
Series B, Incremental Term Loan (d)	0.00%	11/21/2020		1,172	1,166,231
Generac Power System, Inc., Term Loan	3.60%	05/31/2023		163	163,660
MX Holdings US, Inc., Term Loan B-1-A	4.00%	08/14/2020		887	892,887
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		1,887	1,629,719
Tank Holding Corp., Term Loan	5.25%	03/16/2022		655	640,000
Terex Corp., Term Loan	3.59%	08/13/2021		118	118,405
					13,487,007

Insurance–0.01%

York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		50	46,719

Leisure Goods, Activities & Movies–3.66%
Alpha Topco Ltd. (United Kingdom), Second Lien Term Loan	7.75%	07/29/2022		4,165	4,196,996
Term Loan B-3	4.75%	07/30/2021		6,768	6,815,451
AMC Entertainment, Inc., Incremental Term Loan B(e)	—	12/15/2023		881	887,752
Term Loan B	3.29%	12/15/2022		1,373	1,384,576
Ancestry.com Operations Inc., Term Loan	5.25%	10/19/2023		90	90,852
Bright Horizons Family Solutions, Inc., Incremental Term Loan	3.50%	11/07/2023		430	431,983
Cinemark USA, Inc., Term Loan	3.29%	05/09/2022		129	129,590
CWGS Group, LLC, Term Loan	4.50%	11/08/2023		2,066	2,088,966
Dorna Sports, S.L. (Spain), Term Loan B (e)	—	04/30/2021	EUR	856	913,468
Equinox Holdings Inc., First Lien Term Loan	5.00%	01/31/2020		599	603,338
Revolver Loan (d)	0.00%	02/01/2018		1,112	1,001,227
Fitness International, LLC, Term Loan B	6.00%	07/01/2020		2,137	2,141,706
Lions Gate Entertainment Corp. (Canada), Term Loan B (e)	—	12/08/2023		1,626	1,633,609
Regal Cinemas Corp., Term Loan	3.50%	04/01/2022		1,362	1,367,542
Sabre GLBL, Inc., Term Loan B	4.00%	02/19/2019		368	370,848
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.09%	05/14/2020		1,849	1,806,816
Six Flags Theme Parks, Inc., Term Loan B	3.28%	06/30/2022		579	584,987
UFC Holdings, LLC, First Lien Term Loan	5.00%	08/18/2023		2,955	2,979,142
Second Lien Term Loan	8.50%	08/18/2024		1,045	1,068,250
					30,497,099

Lodging & Casinos–3.94%

B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	1,000	1,062,499
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		395	395,015
Boyd Gaming Corp., Term Loan B-2	3.61%	09/15/2023		1,062	1,070,084
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,257	3,264,713
ESH Hospitality, Inc., Term Loan	3.75%	08/30/2023		2,427	2,447,463
Four Seasons Holdings Ltd. (Canada), First Lien Term Loan (e)	—	11/30/2023		2,916	2,945,825
Harrah’s Operating Co., Inc., Term Loan B-6 (g)	1.50%	03/01/2017		4,541	4,986,093

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Lodging & Casinos–(continued)

Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/2020	$	154	$154,638
Term Loan B-2	3.08%	10/25/2023		1,570	1,583,221
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/2021		3,748	3,736,300
Scientific Games International, Inc., Revolver Loan(d)	0.00%	10/18/2018		1,670	1,533,387
Revolver Loan	3.53%	10/18/2018		820	753,243
Term Loan	6.00%	10/18/2020		4,594	4,647,925
Station Casinos LLC, Term Loan B	3.75%	06/08/2023		681	688,269
Tackle Group S.a.r.l. (Germany), Term Loan B (e)	—	08/08/2022	EUR	426	459,641
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		3,040	3,070,367
					32,798,683

Nonferrous Metals & Minerals–0.58%

American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021		553	537,595
First Lien Term Loan	4.75%	05/20/2021		205	198,860
Arch Coal Inc., Exit Term Loan	10.00%	10/05/2021		1,039	1,061,007
Dynacast International LLC, First Lien Term Loan B-1	4.50%	01/28/2022		172	172,581
Second Lien Term Loan (Acquired 01/29/2015; Cost $15,114)	9.50%	01/30/2023		15	14,968
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		279	278,901
Novelis Inc., Term Loan	4.00%	06/02/2022		2,526	2,535,280
					4,799,192

Oil & Gas–6.64%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		32	16,304
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		3,198	1,674,056
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		2,553	2,521,067
California Resources Corp., Term Loan	11.38%	12/31/2021		917	999,968
Citgo Holdings, Inc., Term Loan	9.50%	05/12/2018		4,039	4,095,408
CJ Holding Co., DIP Delayed Draw Term Loan(d)(g)	0.00%	03/31/2017		146	145,619
DIP Delayed Draw Term Loan(g)	10.00%	03/31/2017		49	48,540
Term Loan B-2(g)(h)	0.00%	03/24/2022		928	867,939
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,895	1,807,006
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		8,883	4,674,762
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,890	2,807,615
Fieldwood Energy LLC, Term Loan	3.88%	09/28/2018		2,341	2,136,262
Term Loan	8.00%	08/31/2020		1,205	1,084,260
Floatel International Ltd., Term Loan	6.00%	06/27/2020		3,540	2,763,828
Gulf Finance, LLC, Term Loan B	6.25%	08/25/2023		3,779	3,735,065
HGIM Corp., Term Loan B	5.50%	06/18/2020		5,076	3,773,113
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		1,825	1,726,137
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020		2,124	1,518,314
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		699	220,907
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (g)	5.25%	07/16/2021		1,454	539,696
Petroleum GEO-Services ASA, Term Loan	3.34%	03/19/2021		4,490	3,644,493
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021		1,692	1,619,854
Samson Investment Co., Second Lien Term Loan (g)(h)	0.00%	09/25/2018		5,806	1,349,846
Seadrill Operating LP, Term Loan	4.00%	02/21/2021		10,294	5,886,745
Seventy Seven Operating LLC, Term Loan	3.89%	06/25/2020		1,350	1,232,953
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		1,057	823,296
Targa Resources Corp., Term Loan	5.75%	02/25/2022		564	566,211
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		761	764,782
Weatherford International Ltd. (Bermuda), Term Loan	2.91%	07/13/2020		2,395	2,281,301
					55,325,347

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Publishing–2.01%

Getty Images, Inc., Revolver Loan(d)	0.00%	10/18/2017		$4,104	$3,877,959
Term Loan	4.75%	10/18/2019		1,208	1,047,353
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		2,076	1,982,715
Nielsen Finance LLC, Term Loan B-3	3.04%	10/04/2023		4,707	4,734,698
ProQuest LLC, Term Loan	5.75%	10/24/2021		1,355	1,358,530
Tribune Media Co., Term Loan B	3.75%	12/28/2020		3,702	3,721,925
					16,723,180

Radio & Television–2.02%

iHeartCommunications, Inc., Term Loan D	7.36%	01/30/2019		9,342	7,274,848
Term Loan E	8.11%	07/31/2019		11,289	8,782,763
Mission Broadcasting, Inc., Term Loan B (e)	—	09/26/2023		62	62,167
Sinclair Television Group Inc., Incremental Term Loan B-1	3.50%	07/30/2021		698	700,642
					16,820,420

Retailers (except Food & Drug)–6.59%

Bass Pro Group, LLC, Term Loan (e)	—	11/16/2023		4,799	4,767,529
Cortefiel, S.A. (Spain), PIK Term Loan B-1(f)	1.00%	03/21/2018	EUR	259	176,286
PIK Term Loan B-2(f)	1.00%	03/21/2018	EUR	282	192,220
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	131	89,231
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	352	240,126
David’s Bridal, Inc., Term Loan	5.25%	10/11/2019		953	823,690
Dollar Tree, Inc., Term Loan B-3	3.06%	07/06/2022		784	793,092
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		3,027	2,766,319
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		426	276,923
Jill Acquisition LLC, Term Loan	6.00%	05/08/2022		565	556,390
Kirk Beauty One GmbH (Germany), Term Loan B-8	4.75%	08/13/2022	EUR	730	786,112
Term Loan B-9	4.75%	08/13/2022	EUR	257	277,061
Term Loan B-10	4.75%	08/22/2022	EUR	441	475,019
Term Loan B-11	4.75%	08/13/2022	EUR	293	315,370
Term Loan B-12	4.75%	08/13/2022	EUR	65	70,082
Term Loan B-13	4.75%	08/13/2022	EUR	336	361,773
Term Loan B-14	4.75%	08/13/2022	EUR	186	200,268
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		2,457	1,842,405
Michaels Stores, Inc., Term Loan B-1	3.75%	01/28/2023		649	654,952
National Vision, Inc., First Lien Revolver Loan (d)	0.00%	03/13/2019		1,250	1,062,452
Second Lien Term Loan	6.75%	03/13/2022		87	83,902
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,310	1,422,522
Payless, Inc., Second Lien Term Loan	8.50%	03/11/2022		1,298	272,598
Term Loan	5.00%	03/11/2021		4,202	2,647,244
Petco Animal Supplies, Inc., Term Loan B-1	5.00%	01/26/2023		1,499	1,512,200
Term Loan B-2	5.14%	01/26/2023		1,167	1,176,316
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		876	792,518
Savers Inc., Term Loan	5.00%	07/09/2019		3,724	3,468,373
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		14,531	14,216,349
Toys ‘R’ Us Property Co. I, Term Loan	6.00%	08/21/2019		7,796	7,659,535
Toys ‘R’ Us-Delaware, Inc., Term Loan A-1	8.25%	10/24/2019		1,013	1,002,664
Term Loan A-1	8.25%	10/24/2019		1,256	1,243,303
Term Loan B-2	5.25%	05/25/2018		157	150,220
Term Loan B-3	5.25%	05/25/2018		20	19,231

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Retailers (except Food & Drug)–(continued)

Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,072	$817,127
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		$1,858	1,704,378
					54,915,780

Surface Transport–0.58%

Avis Budget Car Rental, LLC, Term Loan B	3.34%	03/15/2022		1,203	1,212,160
Kenan Advantage Group, Inc., Canadian Term Loan	4.00%	07/29/2022		125	124,925
Delayed Draw Term Loan 1(d)	0.00%	01/31/2017		29	28,513
Term Loan	4.00%	07/31/2022		407	406,815
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022		911	916,981
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021		1,873	1,821,698
XPO Logistics, Inc., Term Loan B-2	4.25%	10/30/2021		320	323,371
					4,834,463

Telecommunications–7.28%

Communications Sales & Leasing, Inc., Term Loan	4.50%	10/24/2022		4,747	4,785,474
Consolidated Communications, Inc., Term Loan	4.00%	10/05/2023		3,802	3,839,654
Coral-US Co-Borrower, LLC, Term Loan B-1	5.59%	01/03/2023		440	444,698
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		3,756	3,785,622
Frontier Communications Corp., Term Loan	3.11%	03/31/2021		2,858	2,769,027
GTT Communications, Inc., Term Loan B	5.75%	10/22/2022		1,518	1,522,754
Hargray Communications Group, Inc., Term Loan B-1	4.75%	06/26/2019		390	393,192
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019		2,754	2,663,310
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/2020		2,015	2,032,891
Term Loan B-II	3.50%	05/31/2022		8,453	8,523,043
Term Loan B-III	4.00%	08/01/2019		61	61,576
Rackspace Hosting, Inc., Term Loan B	5.00%	11/03/2023		899	907,819
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/2019		4,419	4,018,175
Term Loan	4.00%	04/23/2019		1,032	933,757
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022		1,894	1,915,310
Telesat LLC, Term Loan B-3	4.50%	11/17/2023		6,641	6,661,275
U.S. Telepacific Corp., Term Loan	6.00%	11/25/2020		3,083	3,049,240
Windstream Services, LLC, Term Loan B-6(e)	—	03/29/2021		1,476	1,472,392
Term Loan B-6	4.75%	03/29/2021		3,833	3,852,908
Zayo Group, LLC, Term Loan	3.75%	05/06/2021		6,981	7,015,559
					60,647,676

Utilities–6.88%

APLP Holdings Ltd. Partnership (Canada), Term Loan	6.00%	04/13/2023		1,390	1,405,700
Aria Energy Operating LLC, Term Loan	5.50%	05/27/2022		785	763,659
Calpine Corp., Term Loan(e)	—	11/30/2017		2,314	2,313,903
Term Loan B-5	3.59%	05/27/2022		2,601	2,612,375
Term Loan B-6	4.00%	01/15/2023		5,880	5,925,606
Term Loan B-7	3.84%	05/31/2023		2,829	2,852,999
Dynegy Inc., Incremental Term Loan C	5.00%	06/27/2023		4,659	4,688,989
Term Loan B-2	4.00%	04/23/2020		192	191,929
Energy Future Intermediate Holding Co. LLC, Term Loan	4.25%	06/30/2017		1,396	1,404,773
Granite Acquisition, Inc., First Lien Term Loan B	5.00%	12/17/2021		2,560	2,545,768
First Lien Term Loan C	5.00%	12/17/2021		113	112,768
Second Lien Term Loan B	8.25%	12/17/2022		638	604,955

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Utilities–(continued)

NRG Energy, Inc., Revolver Loan A (d)	0.00%	07/01/2018		$17,507	$17,432,446
Term Loan	3.50%	06/30/2023		4,785	4,804,030
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021		1,045	1,034,154
TPF II Power, LLC, Term Loan	5.00%	10/02/2021		659	661,938
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		1,061	1,061,468
Vistra Operations Co. LLC, Exit Term Loan B	5.00%	08/04/2023		5,515	5,574,868
Exit Term Loan C	5.00%	08/04/2023		1,258	1,271,461
					57,263,789
Total Variable Rate Senior Loan Interests					825,957,209

Bonds & Notes–9.95%

Aerospace & Defense–0.31%

LMI Aerospace, Inc.	7.38%	07/15/2019		2,598	2,604,495

Air Transport–0.40%

Mesa Airlines, Inc. (i)	5.75%	01/15/2024		3,294	3,310,172

Automotive–0.35%

Adient Global Holdings Ltd. (Jersey) (i)	3.50%	08/15/2024	EUR	414	430,156
Cooper-Standard Automotive Inc. (i)	5.63%	11/15/2026		384	375,360
Schaeffler AG (Germany) (i)	4.13%	09/15/2021		452	457,650
Schaeffler AG (Germany) (i)	3.25%	09/15/2023	EUR	181	191,813
Schaeffler AG (Germany) (i)	4.50%	09/15/2023		452	441,830
Schaeffler AG (Germany) (i)	3.75%	09/15/2026	EUR	227	235,231
Schaeffler AG (Germany) (i)	4.75%	09/15/2026		833	795,515
					2,927,555

Business Equipment & Services–0.71%

Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	SEK	1,408	159,595
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	EUR	1,850	2,048,298
ICBPI (United Kingdom) (i)(j)	8.00%	05/30/2021	EUR	1,250	1,350,646
West Corp. (i)	4.75%	07/15/2021		2,322	2,374,245
					5,932,784

Cable & Satellite Television–1.78%

Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/2023		520	530,400
Altice Financing S.A. (i)	5.50%	05/15/2026		5,666	5,630,587
Altice Financing S.A. (Luxembourg) (i)	7.50%	05/15/2026		6,067	6,173,172
NorCell Sweden Holding 3 AB (Sweden) (i)	3.50%	02/25/2022	SEK	3,000	324,141
Numericable-SFR S.A. (France) (i)	6.00%	05/15/2022		290	293,263
Numericable-SFR S.A. (France) (i)	7.38%	05/01/2026		1,020	1,020,000
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/2022		262	273,552
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	08/15/2026		554	544,998
					14,790,113

Chemicals & Plastics–0.26%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,516	2,182,457

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Containers & Glass Products–0.67%

Ardagh Glass Finance PLC (i)(j)	4.16%	05/15/2021		$857	$879,496
Ardagh Glass Finance PLC (i)	4.63%	05/15/2023		852	844,545
Ardagh Glass Finance PLC (i)	6.63%	09/15/2023	EUR	272	279,060
Ardagh Glass Finance PLC (i)	6.75%	05/15/2024	EUR	900	999,598
LA Holding B.V. (Netherlands) (i)	8.00%	10/01/2021	EUR	924	1,009,294
Reynolds Group Holdings Inc. (i)(j)	4.38%	07/15/2021		969	992,014
Reynolds Group Holdings Inc.	5.75%	10/15/2020		594	613,305
					5,617,312

Electronics & Electrical–0.46%

Blackboard Inc. (i)	9.75%	10/15/2021		2,907	2,870,662
Micron Technology, Inc. (i)	7.50%	09/15/2023		905	997,480
					3,868,142

Financial Intermediaries–1.25%

Arrow Global Finance (United Kingdom) (i)(j)	4.95%	11/01/2021	EUR	750	826,230
Arrow Global Finance (United Kingdom) (j)	5.13%	09/15/2024	GBP	500	619,273
Cabot Financial S.A. (Luxembourg) (i)	6.50%	04/01/2021	GBP	500	628,165
Cabot Financial S.A. (Luxembourg) (i)(j)	5.88%	11/15/2021	EUR	2,000	2,136,954
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)(j)	5.50%	10/01/2021	EUR	462	500,724
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	7.50%	08/01/2022	EUR	2,250	2,484,937
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	1,250	1,571,819
Lindorff Group AB (Norway) (i)(j)	5.50%	08/15/2020	EUR	1,284	1,369,679
Promontoria MCS (France) (i)(j)	5.75%	09/30/2021	EUR	233	251,601
					10,389,382

Health Care–0.97%

Care UK Health & Social Care PLC (United Kingdom) (i)(j)	5.40%	07/15/2019	GBP	1,750	2,032,496
DJO Finance LLC	10.75%	04/15/2020		3,085	2,552,837
DJO Finance LLC (i)	8.13%	06/15/2021		1,597	1,401,367
IDH Finance plc (United Kingdom) (i)	6.25%	08/15/2022	GBP	1,000	1,179,256
IDH Finance plc (United Kingdom) (i)(j)	6.40%	08/15/2022	GBP	750	910,248
					8,076,204

Lodging & Casinos–0.44%

ESH Hospitality, Inc. (i)	5.25%	05/01/2025		1,662	1,607,985
Schumann S.p.A. (Italy) (i)(j)	6.63%	07/31/2022	EUR	355	380,039
Travelodge Hotels Ltd. (United Kingdom) (i)(j)	7.90%	05/15/2023	GBP	750	945,436
Travelodge Hotels Ltd. (United Kingdom) (i)	8.50%	05/15/2023	GBP	525	689,527
					3,622,987

Nonferrous Metals & Minerals–0.31%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		2,900	2,566,500

Oil & Gas–0.46%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/2017		4,265	1,865,937
FTS International, Inc. (i)(j)	8.35%	06/15/2020		1,064	1,016,120
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/2020		2,928	929,640
					3,811,697

Radio & Television–0.30%

Clear Channel International B.V. (i)	8.75%	12/15/2020		2,374	2,492,700

Retailers (except Food & Drug)–0.37%

Claire’s Stores Inc. (i)	6.13%	03/15/2020		780	360,750
New Look PLC (United Kingdom) (i)	6.50%	07/01/2022	GBP	125	147,935
New Look PLC (United Kingdom) (i)	8.00%	07/01/2023	GBP	1,375	1,476,963
TWIN SET - Simona Barbieri S.p.A. (Italy) (i)(j)	5.56%	07/15/2019	EUR	1,000	1,052,960
					3,038,608

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Surface Transport–0.04%

Avis Budget Car Rental, LLC (i)	4.13%	11/15/2024	EUR	173	$177,853
Hertz Corp. (i)	5.50%	10/15/2024		$203	177,879
					355,732

Technology Hardware, Storage & Peripherals–0.09%

Dell International LLC (i)	5.45%	06/15/2023		720	751,571

Telecommunications–0.78%

Communications Sales & Leasing, Inc. (i)	6.00%	04/15/2023		623	648,699
Goodman Networks Inc.	12.13%	07/01/2018		5,685	2,387,700
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/2020		269	280,769
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/2021		811	833,302
Windstream Services, LLC	7.50%	06/01/2022		2,483	2,361,954
Windstream Services, LLC	6.38%	08/01/2023		25	21,875
					6,534,299

Utilities–0.00%

Calpine Corp. (i)	7.88%	01/15/2023		1	334
Total Bonds and Notes					82,873,044

Structured Products–5.41%

Apidos CLO IX-R (i)(j)	6.98%	07/15/2023		871	868,461
Apidos CLO X (i)(j)	7.14%	10/30/2022		610	611,943
Apidos CLO XV (i)(j)	5.63%	10/20/2025		4,000	3,607,998
Atrium X LLC (i)(j)	5.38%	07/16/2025		1,532	1,373,201
Babson CLO Ltd. 2013-II (i)(j)	5.38%	01/18/2025		964	835,605
Callidus MAPS CLO Fund II, Ltd. (i)(j)	5.13%	07/20/2022		888	880,937
Carlyle Global Market Strategies CLO 2012-2 Ltd. (i)(j)	6.98%	07/20/2023		1,802	1,806,124
Carlyle Global Market Strategies CLO 2013-1 Ltd. (i)(j)	6.40%	02/14/2025		1,300	1,278,997
Carlyle High Yield Partners X, Ltd. (i)(j)	4.08%	04/19/2022		250	248,132
Dryden Senior Loan Fund 2013-30 (i)(j)	5.91%	11/15/2025		2,361	2,112,915
Duane Street CLO 2007-4 (i)(j)	5.15%	11/14/2021		369	365,814
Flagship CLO VI (i)(j)	5.60%	06/10/2021		1,917	1,877,574
Flagship CLO VI (i)(j)	5.60%	06/10/2021		1,670	1,636,064
Gallatin Funding CLO VII 2014-1, Ltd. (i)(j)	6.55%	07/15/2023		1,575	1,466,571
ING Investment Management CLO 2013-1, Ltd. (i)(j)	5.88%	04/15/2024		2,600	2,412,090
ING Investment Management CLO III, Ltd. (i)(j)	4.38%	12/13/2020		2,098	2,105,794
ING Investment Management CLO IV, Ltd. (i)(j)	5.13%	06/14/2022		542	535,723
Keuka Park CLO 2013-1 (i)(j)	5.38%	10/21/2024		412	368,169
KKR Financial CLO 2012-1, Ltd. (i)(j)	6.35%	12/15/2024		3,150	3,060,151
KKR Financial CLO 2013-1, Ltd. (i)(j)	5.63%	07/15/2025		2,393	2,149,449
Madison Park Funding IX, Ltd. (i)(j)	6.16%	08/15/2022		410	402,867
Madison Park Funding XIV, Ltd. (i)(j)	5.63%	07/20/2026		750	674,889
Madison Park Funding XIV, Ltd. (i)(j)	6.28%	07/20/2026		1,075	861,364
NewStar Berkeley Fund CLO LLC 2016-1 (Acquired 10/19/2016; Cost $1,170,590) (i)(j)	5.98%	10/25/2028		1,220	1,170,590
Northwoods Capital 2013-10A, Ltd. (i)(j)	4.48%	11/04/2025		629	599,546
Octagon Investment Partners XIV Ltd. (i)(j)	6.13%	01/15/2024		765	715,693
Octagon Investment Partners XIX Ltd. (i)(j)	5.73%	04/15/2026		1,741	1,494,951
Octagon Investment Partners XVII Ltd. (i)(j)	5.38%	10/25/2025		775	664,334
Octagon Investment Partners XVIII Ltd. (i)(j)	6.16%	12/16/2024		2,964	2,680,586
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.83%	07/25/2026		1,070	890,186
Seneca Park CLO Ltd. 2014-1 (i)(j)	5.58%	07/17/2026		500	432,863
Silverado CLO 2006-II Ltd. (i)(j)	4.63%	10/16/2020		1,545	1,496,252
Symphony CLO VIII, Ltd. (i)(j)	6.88%	01/09/2023		2,140	2,151,158
Symphony CLO XIV, Ltd. (i)(j)	5.48%	07/14/2026		500	425,050

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Structured Products–(continued)

TriMaran CLO VII Ltd. (i)(j)	4.25%	06/15/2021	$806	$806,979
Total Structured Products				45,069,020

Common Stocks & Other Equity Interests–5.28%(k)

			Shares

Aerospace & Defense–0.03%

IAP Worldwide Services (i)(l)			229	286,544

Building & Development–1.54%

Axia Inc. (Acquired 05/30/2008; Cost $2,268,885) (i)(l)(m)			505	4,532,541
BMC Stock Holdings, Inc. (l)			239,911	4,522,322
Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/2010; Cost $7,938,060)(i)(l)			780	0
Class B (Acquired 07/15/2010; Cost $93,975)(i)(l)			9	0
Newhall Holding Co., LLC, Class A (i)(l)			621,591	1,553,978
Tamarack Resort LLC (Acquired 03/07/2014; Cost $0) (i)(l)			28,000	0
WCI Communities, Inc. (l)			93,512	2,174,161
				12,783,002

Commodity Chemicals–0.00%

LyondellBasell Industries N.V., Class A			142	12,825

Conglomerates–0.03%

Euramax International, Inc. (i)(l)			3,272	229,054

Cosmetics & Toiletries–0.11%

Levlad, LLC (i)(l)			4,893	890,453

Drugs–0.00%

BPA Laboratories,
Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (i)(l)			7,160	0
Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (i)(l)			11,479	0
				0

Financial Intermediaries–0.00%
RJO Holdings Corp. (i)(l)			2,852	28,516
RJO Holdings Corp. Class A (Acquired 12/10/2010; Cost $0) (i)(l)			2,314	2,545
RJO Holdings Corp. Class B (Acquired 12/10/2010; Cost $0) (i)(l)			3,000	30
				31,091

Forest Products–0.04%

Verso Corp. Class A, (l)			65,375	349,756

Health Care–0.03%

New Millennium Holdco (i)(l)			136,135	221,219

Home Furnishings–0.15%

WKI Holding Co. Inc. (l)			52,654	$1,263,696

Lodging & Casinos–1.80%

Twin River Worldwide Holdings, Inc. (i)(l)			189,050	15,029,475

Nonferrous Metals & Minerals–0.35%

Arch Coal, Inc. (l)			37,271	2,908,256

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Oil & Gas–0.00%

Seventy Seven Operating LLC (l)	206	$4,944
Seventy Seven Operating LLC (i)(l)	1,121	7,287
		12,231

Publishing–0.48%

Affiliated Media, Inc. (i)(l)	81,915	2,047,878
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,793,148) (i)(l)(m)	8,426	0
F&W Publications, Inc. (i)(l)	18,385	919,255
MC Communications, LLC (Acquired 07/02/2009; Cost $0) (i)(l)	739,818	0
Merrill Communications LLC Class A, (i)(l)	326,686	980,058
Tronc, Inc.	4,756	61,923
		4,009,114

Telecommunications–0.01%

CTM Media Holdings Inc.	1,270	58,280

Utilities–0.71%
Vistra Operations Co. LLC (l)	357,798	4,991,282
Vistra Operations Co. LLC (i)(l)	357,798	626,147
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $275,358) (i)(l)	585,868	275,358
		5,892,787
Total Common Stocks & Other Equity Interests		43,977,783

Preferred Stocks–0.01%(k)

Building & Development–0.00%

Tamarack Resort LLC, Class B (Acquired 03/07/2014; Cost $119,180) (i)	505	0

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(l)	584	5,840

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 01/06/2016; Cost $0) (i)(l)	934	0

Utilities–0.01%

Genie Energy Ltd.	7,632	54,951
Total Preferred Stocks		60,791
TOTAL INVESTMENTS(n)–119.83% (Cost $1,042,995,513)		997,937,847
BORROWINGS–(18.01)%		(150,000,000)
OTHER ASSETS LESS LIABILITIES–(1.82)%		(15,155,467)
NET ASSETS–100.00%		$832,782,380

Investment Abbreviations:

CDO	—Collateralized Debt Obligation

CLO	—Collateralized Loan Obligation

DIP	—Debtor-in-possession

EUR	—Euro

GBP	—British Pound

PIK	—Payment in Kind

SEK	—Swedish Krona

Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(e)	This variable rate interest will settle after November 30, 2016, at which time the interest rate will be determined.

(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A. PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A. PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	5.65	1.00
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Tamarack Resort LLC, PIK Term Loan A	4.00	12.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50
(g)	The borrower has filed for protection in federal bankruptcy court.

(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2016 was $2,217,785, which represented less than 1% of the Fund’s Net Assets.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $139,667,846, which represented 16.77% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(k)	Securities acquired through the restructuring of senior loans.

(l)	Non-income producing security.

(m)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of November 30, 2016 was $4,532,541, which represented less than 1% of the Fund’s Net Assets. See Note 4.

(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco Senior Loan Fund

A. Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses

Invesco Senior Loan Fund

E. Foreign Currency Translations – (continued)

realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Invesco Senior Loan Fund

J.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2016, there were transfers from Level 2 to Level 3 of $16,222,169, due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $15,568,389 due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$747,396,870	$78,560,339	$825,957,209
Bonds & Notes	—	82,873,044	—	82,873,044
Structured Products	—	43,898,430	1,170,590	45,069,020
Common Stocks & Other Equity Interests	15,078,805	17,438,106	11,460,872	43,977,783
Preferred Stocks	54,951	—	5,840	60,791
	15,133,756	891,606,450	91,197,641	997,937,847
Forward Foreign Currency Contracts*	—	1,088,382	—	1,088,382
Total Investments	$15,133,756	$892,694,832	$91,197,641	$999,026,229

* Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2016:

Invesco Senior Loan Fund

	Value 02/29/16	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2016
Variable Rate Senior Loan Interests	$78,122,913	$41,791,927	$(48,711,791)	$460,433	$498,870	$2,469,896	$13,978,415	$(10,050,324)	$78,560,339
Bonds & Notes	5,584,923	—	(113,296)	6,572	(2,216,505)	2,256,371	—	(5,518,065)	—
Structured Products	—	1,170,590	—	19	—	(19)	—	—	1,170,590
Equity Securities	10,618,712	278,242	(10,026,287)	—	10,026,287	(1,679,836)	2,243,754	—	11,460,872
Preferred Stocks	37,961	—	—	—	—	(32,121)	—	—	5,840
Total	$94,364,509	$43,240,759	$(58,851,374)	$467,024	$8,308,652	$3,014,291	$16,222,169	$(15,568,389)	$91,197,641

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2016:

Derivative Assets	Value
Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,832,808
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$1,832,808

Derivative Liabilities	Value
Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(744,426)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(744,426)

Effect of Derivative Investments for the nine months ended November 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$3,690,685
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(700,389)
Total	$2,990,296

Invesco Senior Loan Fund

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$66,921,745

Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/15/2016	Bank of America, N.A.	GBP	5,653,490	USD	6,922,416	$7,075,961	$ (153,545)
12/15/2016	Bank of America, N.A.	USD	3,669,267	GBP	2,937,764	3,676,933	7,666
12/15/2016	Barclays Bank PLC	EUR	10,045,183	USD	11,086,718	10,652,913	433,805
12/15/2016	Barclays Bank PLC	GBP	5,674,919	USD	6,946,981	7,102,782	(155,801)
12/15/2016	Barclays Bank PLC	USD	10,987,310	EUR	10,235,989	10,855,262	(132,048)
12/15/2016	Barclays Bank PLC	USD	3,669,649	GBP	2,937,764	3,676,933	7,284
12/15/2016	Canadian Imperial Bank of Commerce	USD	11,001,948	EUR	10,246,762	10,866,687	(135,261)
12/15/2016	Citibank, N.A.	EUR	10,628,375	USD	11,755,461	11,271,388	484,073
12/15/2016	Citibank, N.A.	SEK	777,801	USD	88,121	84,396	3,725
12/15/2016	Citibank, N.A.	USD	10,997,495	EUR	10,235,989	10,855,262	(142,233)
12/15/2016	Citibank, N.A.	USD	85,423	SEK	780,979	84,741	(682)
12/15/2016	Goldman Sachs International	USD	3,670,754	GBP	2,937,637	3,676,774	6,020
12/15/2016	JPMorgan Chase Bank, N.A.	EUR	10,045,182	USD	11,108,364	10,652,912	455,452
12/15/2016	JPMorgan Chase Bank, N.A.	SEK	784,545	USD	89,014	85,128	3,886
12/15/2016	JPMorgan Chase Bank, N.A.	USD	3,128,359	GBP	2,515,243	3,148,102	19,743
12/15/2016	JPMorgan Chase Bank, N.A.	USD	85,426	SEK	781,367	84,783	(643)
01/17/2017	Bank of America, N.A.	GBP	2,943,339	USD	3,680,145	3,687,778	(7,633)
01/17/2017	Barclays Bank PLC	EUR	10,238,510	USD	11,010,935	10,878,457	132,478
01/17/2017	Barclays Bank PLC	GBP	2,943,339	USD	3,680,560	3,687,778	(7,218)
01/17/2017	Barclays Bank PLC	USD	592,453	EUR	555,915	590,662	(1,791)
01/17/2017	Canadian Imperial Bank of Commerce	EUR	11,434,767	USD	12,284,016	12,149,484	134,532
01/17/2017	Citibank, N.A.	EUR	10,238,510	USD	11,021,296	10,878,457	142,839
01/17/2017	Citibank, N.A.	SEK	775,465	USD	84,992	84,325	667
01/17/2017	Goldman Sachs International	GBP	2,945,416	USD	3,684,436	3,690,381	(5,945)
01/17/2017	JPMorgan Chase Bank, N.A.	SEK	4,062,200	USD	440,741	441,729	(988)
Total Forward Foreign Currency Contracts—Currency Risk							$ 1,088,382

Currency Abbreviations:

EUR	—	Euro	SEK	—	Swedish Krona
GBP	—	British Pound Sterling	USD	—	U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2016.

Invesco Senior Loan Fund

	Value 02/29/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 11/30/16	Dividend Income
Axia Inc., Common Shares	$3,744,250	$—	$—	$788,291	$—	$4,532,541	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$3,744,250	$—	$—	$788,291	$—	$4,532,541	$—

NOTE 5 — Unfunded Loan Commitments

As of November 30, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Accudyne Industries LLC	Revolver Loan	$ 2,365,047	$2,027,153
Allied Universal Holdco LLC	Delayed Draw Term Loan	152,588	152,588
Brickman Group Ltd. LLC	Revolver Loan	417,854	386,515
CJ Holding Co.	DIP Delayed Draw Term Loan	145,619	145,619
Community Health Systems, Inc.	Revolver Loan	667,019	647,458
Delta Air Lines, Inc.	Revolver Loan	1,226,541	1,208,142
Equinox Holdings Inc.	Revolver Loan	1,112,475	1,001,227
Filtration Group Corp.	Incremental Term Loan B	1,172,091	1,166,231
Getty Images, Inc.	Revolver Loan	4,103,661	3,877,959
Hearthside Group Holdings, LLC	Revolver Loan	832,014	829,352
IAP Worldwide Services	Revolver Loan	1,350,691	1,323,677
Kenan Advantage Group, Inc.	Delayed Draw Term Loan 1	28,518	28,513
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	19,114	7,837
National Vision, Inc.	First Lien Revolver Loan	1,249,944	1,062,452
NRG Energy, Inc.	Revolver Loan A	17,507,378	17,432,446
Post Holdings, Inc.	Revolver Loan	2,094,166	2,092,858
Scientific Games International, Inc.	Revolver Loan	1,669,756	1,533,387
Unilabs Diagnostics AB	Revolver Loan	EUR 768,492	813,977
		$ 36,882,967	$35,737,391

*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR — Euro

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $518,705,217 and $543,240,383, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$30,684,524
Aggregate unrealized (depreciation) of investment securities	(79,661,585)
Net unrealized appreciation (depreciation) of investment securities	$(48,977,061)
Cost of investments for tax purposes is $1,046,914,908.

Invesco Senior Loan Fund

NOTE 7 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,103,661	$3,877,959
Citibank, N.A.	2,365,047	2,027,153
Goldman Sachs Lending Partners LLC	2,094,166	2,092,858
Total	$8,562,874	$7,997,970

Invesco Senior Loan Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.